CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss attributable to T Stamp Inc.	$ (7,637,642)	$ (12,091,540)
Net loss attributable to non-controlling interest	0	0
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	789,586	760,497
Stock-based compensation	763,288	2,399,063
Change in fair value of warrant liability	(5,033)	(113,125)
Repayment of shareholder loan through in-kind services	18,547	111,720
Impairment of assets	31,474	27,934
Gain on sale of property and equipment	(216,189)	0
Non-cash interest	90,250	16,458
Non-cash lease expense	183,084	266,086
Non-cash write off of mobile hardware	(15,775)	0
Loss on retirement of equipment	17,930	0
Changes in assets and liabilities:
Accounts receivable	322,048	269,911
Related party receivables	(12,641)	(17,798)
Prepaid expenses and other current assets	(244,483)	373,760
Other assets	(27,402)	178,140
Accounts payable	260,523	630,492
Accrued expense	20,566	40,290
Related party payables	(191,075)	20,403
Deferred revenue	(1,800,880)	1,308,247
Income tax payable	(19,101)	21,076
Operating lease liabilities	(179,621)	(258,892)
Customer deposit liabilities	0	(280,108)
Net cash flows from operating activities	(7,852,546)	(6,337,386)
Cash flows from investing activities:
Proceeds from sale of property and equipment	377,360	0
Capitalized internally developed software costs	(630,111)	(776,055)
Patent application costs	(144,219)	(174,655)
Acquisition of Pixelpin intangible asset	0	13,362
Purchases of property and equipment	(4,710)	(30,842)
Purchase of digital assets	0	(30,000)
Net cash flows from investing activities	(401,680)	(998,190)
Cash flows from financing activities:
Proceeds from common stock, prefunded warrants, and common stock warrants, net of fees	7,464,312	983,195
Proceeds from exercise of warrants to common stock	2,855,714	3,383,762
Proceeds from exercise of options to common stock	2,000	95,116
Forfeited common stock shares to satisfy taxes	(78,901)	0
Proceeds from issuance of common stock warrants	0	667,290
Proceeds from loan from Maltese government	0	61,361
Principal payments on financial liabilities	(29,715)	(89,530)
Net cash flows from financing activities	10,213,410	5,101,194
Effect of foreign currency translation on cash	(72,931)	13,181
Net change in cash and cash equivalents	1,886,253	(2,221,201)
Cash and cash equivalents, beginning of period	1,254,494	3,475,695
Cash and cash equivalents, end of period	3,140,747	1,254,494
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	580	8
Supplemental disclosure of non-cash activities:
Adjustment to operating lease right-of-use assets related to renewed leases	82,185	259,292
Adjustment to operating lease operating lease liabilities related to renewed leases	83,298	236,521
Adjustment to operating lease right-of-use assets related to terminated leases	96,639	0
Adjustment to operating lease liabilities related to terminated leases	89,922	0
Prepaid rent expense reclassified upon termination of leases	7,674	0
Adjustment to operating lease liabilities related to new lease commencement	41,051	0
Adjustment to operating lease right-of-use assets for new lease commencement	46,512	0
Adjustment to prepaid rent upon commencement of new lease	5,462	0
Property and equipment acquired under financial liability	0	297,150
Operating lease right-of-use assets established upon adoption of ASC 842	0	322,559
Operating lease liabilities established upon adoption of ASC 842	0	302,573
Prepaid rent expense reclassified upon adoption of ASC 842	$ 0	$ 42,756